INVESTMENTS IN AFFILIATES (Details) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Jan. 18, 2012	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	Mar. 31, 2006	Dec. 13, 2012
Equity method investments acquired:
Equity in net assets of non-consolidated investees		$ 335,372,000		$ 350,918,000		$ 367,656,000
Investments, ownership percentage		100.00%
Bluewater Gandria
Equity method investments acquired:
Percentage of voting interest acquired	50.00%					50.00%
Purchase consideration - cash	19,500,000
Egyptian Company for Gas Services S.A.E
Equity method investments acquired:
Percentage of voting interest acquired							50.00%
Common stock purchased (in shares)							0.5
Common stock purchased, price per share (USD per share)							$ 1
Ownership percentage, equity method investment						50.00%
Investee capital share amount called				7,500,000
Cash paid to maintain equity interest				3,750,000
Proceeds from dividends		600,000		500,000
Golar LNG Partners
Equity method investments acquired:
Investments, ownership percentage		41.40%
Golar LNG Partners
Equity method investments acquired:
Equity in net assets of non-consolidated investees		328,853,000		344,858,000				362,799,000	[1]
Ownership percentage, equity method investment		25.40%	[2]	25.40%	[2]
Investments, ownership percentage		41.40%
Proceeds from dividends		$ 34,100,000		$ 32,700,000
Golar LNG Partners | Vessels and equipment
Equity method investments acquired:
Equipment Item		9		8

[1]	Subordinated unitsAs of December 13, 2012, we held 15.9 million units representing 100% of the subordinated units. Our holding in the subordinated units of Golar Partners have been accounted for under the equity method on the basis that the subordinated units are considered to be, in-substance, common stock for accounting purposes. The fair value on December 13, 2012, was determined based on the quoted market price of the listed common units as of the deconsolidation date but discounted principally for their non-tradability and subordinated dividend and liquidation rights during the subordination period. The subordination period will end on the satisfaction of various tests as prescribed in the Partnership Agreement, but will not end before March 31, 2016, except with our removal as the general partner. Upon the expiration of the subordination period, the subordinated units will convert into common units subject to passing certain conditions.
[2]	We held a 41.4% ownership in Golar Partners as of December 31, 2014 and 2013. However the 25.4% interest refers only to our interests in the subordinated units which are subject to the equity method accounting.